Commitments and Contingencies (Details 1)	Dec. 31, 2019 USD ($)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$ 372,564
From entering phase 1 to before first commercial sale	24,216,410
First commercial sale	15,656,410
Net sales amount more than certain threshold in a year	75,769,231
Subtotal	116,014,615
Surgical robotics and medical devices: up to the conditions and milestones of
Before FDA approval	270,000
FDA approval obtained	200,000
Subtotal	470,000
Total	$ 116,484,615